Document and Entity Information	12 Months Ended
Mar. 31, 2016 shares
Entity Registrant Name	Luxoft Holding, Inc
Entity Central Index Key	0001538375
Document Type	20-F
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Class A
Entity Common Stock, Shares Outstanding	21,102,872
Class B
Entity Common Stock, Shares Outstanding	12,086,022